S000013698 [Member] Expense Example - iShares 5-10 Year Investment Grade Corporate Bond ETF - iShares 5-10 Year Investment Grade Corporate Bond ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51